Investments - Summary of Equity Method Investments Included in Other Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Equity investments	$ 17,906	$ 21,137
Share of income (loss) for the year	$ 3,758	11,987	$ 5,018
PreAnalytiX GmbH
Schedule of Investments [Line Items]
Ownership percentage	50.00%
Equity investments	$ 6,856	10,291
Share of income (loss) for the year	$ 4,377	10,412	3,070
Apis Assay Technologies Ltd
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ 4,102	3,713
Share of income (loss) for the year	$ 389	1,773	1,221
TVM Life Science Ventures III
Schedule of Investments [Line Items]
Ownership percentage	3.10%
Equity investments	$ 3,872	3,669
Share of income (loss) for the year	$ (901)	(264)	630
Suzhou Fuda Business Management and Consulting Partnership
Schedule of Investments [Line Items]
Ownership percentage	33.67%
Equity investments	$ 2,608	2,832
Share of income (loss) for the year	$ 0	0	0
Actome GmbH
Schedule of Investments [Line Items]
Ownership percentage	12.50%
Equity investments	$ 779	1,045
Share of income (loss) for the year	$ (201)	(31)	0
Hombrechtikon Systems Engineering AG
Schedule of Investments [Line Items]
Ownership percentage	19.00%
Equity investments	$ (311)	(413)
Share of income (loss) for the year	$ 94	$ 97	$ 97